Derivatives - Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain recorded in accumulated other comprehensive loss	$ 0	$ 97	$ 1,205
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	0	305	$ (574)
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Gain recorded in accumulated other comprehensive loss	0	97
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	$ 0	$ 305